Average Annual Total Returns - Investor A, Investor C and Institutional - BlackRock Pennsylvania Municipal Bond Fund	Sep. 28, 2020
Institutional Shares
Average Annual Return:
1 Year	6.48%
5 Years	3.40%
10 Years	4.61%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.48%
5 Years	3.40%
10 Years	4.61%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.38%
5 Years	3.53%
10 Years	4.56%
Investor A Shares
Average Annual Return:
1 Year	1.70%
5 Years	2.28%
10 Years	3.94%
Investor C
Average Annual Return:
1 Year	4.42%
5 Years	2.39%
10 Years	3.59%